Leases - Summary of payment term of future minimum lease payments under capital leases (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Leases
Minimum lease payments, Total	¥ 46,579
Minimum lease payments, Less than 1 year	3,666
Minimum lease payments, 1 to 2 years	3,502
Minimum lease payments, 2 to 3 years	3,583
Minimum lease payments, 3 to 4 years	3,638
Minimum lease payments, 4 to 5 years	3,641
Minimum lease payments, More than 5 years	¥ 28,549